Financial Liabilities at Fair Value Through Profit or Loss_Details Of Financial Liabilities At Fair Value Through Profit Or Loss And Financial Liabilities Designated At Fair Value Through Profit Or Loss(Details)
$ in Thousands, ₩ in Millions
	Dec. 31, 2019 KRW (₩)		Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2018 KRW (₩)
Disclosure Of Financial Liabilities Line Items [Line Items]
Financial liabilities at fair value through profit or loss	₩ 15,368,153	[1]	$ 13,300,463		₩ 15,326,859
Financial liabilities at fair value through profit or loss
Disclosure Of Financial Liabilities Line Items [Line Items]
Financial liabilities at fair value through profit or loss	2,663,327				2,823,820
Securities sold
Disclosure Of Financial Liabilities Line Items [Line Items]
Financial liabilities at fair value through profit or loss	2,583,092				2,745,906
Other
Disclosure Of Financial Liabilities Line Items [Line Items]
Financial liabilities at fair value through profit or loss	80,235				77,914
Financial liabilities designated at fair value through profit or loss
Disclosure Of Financial Liabilities Line Items [Line Items]
Financial liabilities at fair value through profit or loss	12,704,826				12,503,039
Derivative linked securities
Disclosure Of Financial Liabilities Line Items [Line Items]
Financial liabilities at fair value through profit or loss	₩ 12,704,826				₩ 12,503,039

[1]	The consolidated statement of financial position as of December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives as of December 31, 2018 has not been restated.